Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

Note 9 – Fair Value Measurements

Level 1 assets include investments in money market funds that invest solely in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in an active market in April 2021. The estimated fair value of the Private Warrants was transferred from a Level 3 measurement to a Level 2 fair value measurement as of July 2021, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. There were no transfers to/from Levels 1, 2, and 3 during the three and six months ended June 30, 2023 or 2022.

The initial fair value of the Public and Private Placement Warrants, issued concurrently and in connection with the Initial Public Offering, has been estimated using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrants’ listed price in an active market was used as the fair value. The estimated fair value of the Warrants, prior to the Public Warrants being traded in an active market, is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to the Unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The Unit price is based on the publicly traded price of the Units as of the measurement date. The Company estimated the volatility for the Warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the Warrants. The term to expiration was calculated as the contractual term of the Warrants, assuming one year to a Business Combination from the Initial Public Offering date. Finally, the Company does not anticipate paying a dividend.

The asset for the FPAs was valued using the time-discounted spread of the fixed purchase price of the Company’s units pursuant to the FPAs over the public trading price of the Company’s Units and is considered to be a Level 3 fair value measurement. The valuation is then adjusted to reduce the value of the FPAs for the value of warrants. The model utilizes key inputs including risk-free interest rates based on U.S. Treasury rates.

The liability for the PFD was estimated using a Monte Carlo simulation model, which is a Level 3 fair value measurement. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

In accounting for the working capital loan, the Company bifurcated a derivative liability representing the conversion option, with a fair value of $2,690,000 at issuance. To measure the fair value of the derivative liability, the Company compared the calculated value of the working capital loan with the indicated value of the host instrument, defined as the straight-debt component of the working capital loan. The difference between the value of the straight-debt host instrument and the fair value of the working capital loan resulted in the value of the derivative liability. The value of the straight-debt host instrument was estimated using a Monte Carlo simulation model, which is a Level 3 fair value measurement.

The following tables present information about the Company’s assets and liabilities that are measured on a recurring basis as of June 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active Markets	Observable	Unobservable
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$44,645,404	$—	$—
Forward Purchase Agreement	—	—	—
Fair Value at June 30, 2023 (unaudited)	$44,645,404	$—	$—
Liabilities:
Working capital loan – related party	$—	$—	$2,690,000
Public Warrant liability	708,333	—	—
Private Warrant liability	—	625,000	—
Prepaid forward derivative	—	—	144,770
Fair Value at June 30, 2023 (unaudited)	$708,333	$625,000	$2,834,770

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active Markets	Observable	Unobservable
	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$430,047,193	$—	$—
Forward Purchase Agreement	—	—	353,731
Fair Value at December 31, 2022	$430,047,193	$—	$353,731
Liabilities:
Working capital loan – related party	$—	$—	$1,500,000
Public Warrant liability	566,667	—	—
Private Warrant liability	—	500,000	—
Fair Value at December 31, 2022	$566,667	$500,000	$1,500,000

The following tables provide the roll forward for the Level 3 investments for the six months ended June 30, 2023:

FPA assets at December 31, 2022	$353,731
Change in fair value of FPA	681,533
FPA assets at March 31, 2023 (unaudited)	1,035,264
Expiration of FPA asset April 17, 2023	(1,035,264)
New FPA – liability April 17, 2023	(144,770)
FPA liability at June 30, 2023 (unaudited)	$(144,770)

Working capital loan at December 31, 2022	$1,500,000
Issuance of loan	734,300
Working capital loan at March 31, 2023 (unaudited)	2,234,300
Issuance of loan	455,700
Working capital loan at June 30, 2023 (unaudited)	$2,690,000

FPA assets at December 31, 2021	$1,002,789
Change in fair value of FPA	(649,058)
FPA assets at December 31, 2022	$353,731

Working capital loan at December 31, 2021	$—
Issuance of loan	1,500,000
Change in fair value of working capital loan	—
Working capital loan at December 31, 2022	$1,500,000

The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements:

December 31, 2022
Unit Price	$10.00
Remaining Term (in years)	0.16
Risk-Free Rate	4.18%

The following table presents the quantitative information regarding Level 3 fair value measurements of the Prepaid Forward Derivative Agreements:

	June 30, 2023	April 17, 2023
Unit Price	$10.24	$10.07
Remaining Term (in years)	1.25	1.46
Risk-Free Rate	5.13%	4.42%

The following table presents the quantitative information regarding Level 3 fair value measurements of the working capital loan:

	June 30, 2023	December 31, 2022
Principal Outstanding	$1,500,000	$1,500,000
Expected Remaining Term (in years)	0.25	0.25
Volatility	37.4	43.5%
Risk-Free Rate	4.03	3.91%

Note 10 — Fair Value Measurements

Level 1 assets include investments in money market funds that invest solely in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in an active market in April 2021. The estimated fair value of the Private Warrants was transferred from a Level 3 measurement to a Level 2 fair value measurement as of July 2021, as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. There were no transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2022. There were $14,000,000 in transfers from Level 3 to Level 1 and $8,000,000 in transfers from Level 3 to Level 2 for the year ended December 31, 2021.

The initial fair value of the Public and Private Placement Warrants, issued concurrently and in connection with the Initial Public Offering, has been estimated using a binomial lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrants’ listed price in an active market was used as the fair value for both the Public and Private Placement Warrants. The estimated fair value of the Warrants, prior to the Public Warrants being traded in an active market, is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to the Unit price, expected volatility, risk-free interest rate, term to expiration, and dividend yield. The Unit price is based on the publicly traded price of the Units as of the measurement date. The Company estimated the volatility for the Warrants based on the implied volatility from the traded prices of warrants issued by other special purpose acquisition companies. The risk-free interest rate is based on interpolated U.S. Treasury rates, commensurate with a similar term to the Warrants. The term to expiration was calculated as the contractual term of the Warrants, assuming one year to a Business Combination from the Initial Public Offering date. Finally, the Company does not anticipate paying a dividend.

In accounting for the working capital loan, the Company bifurcated a derivative liability representing the conversion option, with a fair value of $1,500,000 at issuance. To measure the fair value of the derivative liability, the Company compared the calculated value of the working capital loan with the indicated value of the host instrument, defined as the straight-debt component of the working capital loan. The difference between the value of the straight-debt host instrument and the fair value of the working capital loan resulted in the value of the derivative liability. The value of the straight-debt host instrument was estimated using a Monte Carlo simulation model, which is a Level 3 fair value measurement.

The asset for the FPAs was valued using the time-discounted spread of the fixed purchase price of the Company’s units pursuant to the FPAs over the public trading price of the Company’s Units and is considered to be a Level 3 fair value measurement. The valuation is then adjusted to reduce the value of the FPAs for the value of warrants. The model utilizes key inputs including risk free interest rates based on U.S. Treasury rates.

The following tables present information about the Company’s assets that are measured on a recurring basis as of December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$430,047,193	$—	$—
Forward Purchase Agreements	—	—	353,731
Fair value at December 31, 2022	$430,047,193	$—	$353,731
Liabilities:
Public Warrant liability	$566,667	$—	$—
Private Warrant liability	—	500,000	—
Working Capital Loans – related party	—	—	1,500,000
Fair Value at December 31, 2022	$566,667	$500,000	$1,500,000

	Quoted Prices	Significant	Significant
	in Active	Other	Other
	Markets	Observable	Unobservable
December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$425,037,665	$—	$—
Forward Purchase Agreements	—	—	1,002,789
Fair value at December 31, 2021	$425,037,665	$—	$1,002,789
Liabilities:
Public Warrant liability	$11,190,235	$—	$—
Private Warrant liability	—	9,873,737	—
Fair value at December 31, 2021	$11,190,235	$9,873,737	$—

The following tables provide the roll forward for the Level 3 investments as of December 31, 2022:

FPA assets at December 31, 2021	$1,002,789
Change in fair value of FPAs	(649,058)
FPA assets at December 31, 2022	$353,731
Working Capital Loans at December 31, 2021	$—
Issuance of loan	1,500,000
Change in fair value of working capital loan	—
Working Capital Loans at December 31, 2022	$1,500,000

The following tables provides the roll forward for the Level 3 investments as of December 31, 2021:

Level 3 Warrant liabilities at March 4, 2021	$26,260,000
Change in fair value of warrant liabilities	(4,363,000)
Transfers from Level 3 to Level 1 investments	(14,000,000)
Warrants issued on April 12, 2021	103,000
Transfers from Level 3 to Level 2 investments	(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$—
Issuance of FPA assets at December 6, 2021	$770,000
Change in fair value of FPAs	232,789
Level 3 investments (at asset position) at December 31, 2021	$1,002,789

The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements:

	December 31, 2022	December 31, 2021
Unit Price	$10.00	$10.00
Remaining Term (in years)	0.16	0.50
Risk-Free Rate	4.18%	0.19%

The following table presents the quantitative information regarding Level 3 fair value measurements of the Working Capital Loan:

December 31, 2022
Principal Outstanding	$1,500,000
Expected Remaining Term (in years)	0.16
Volatility	43.5%
Risk-Free Rate	3.91%

The change in fair value of the warrant liabilities is summarized as follows:

Warrant liabilities at December 31, 2021	$21,063,972
Change in fair value of warrant liabilities	(19,997,305)
Warrant liabilities at December 31, 2022	$1,066,667
Warrant liabilities at March 4, 2021	$26,260,000
Warrants issued on April 12, 2021	269,667
Change in fair value of warrant liabilities	(5,465,695)
Warrant liabilities at December 31, 2021	$21,063,972